Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

The Company’s related parties with which the Company had transactions include its subsidiaries, any director or executive officers of the Company and his or her immediate family members, as well as any shareholders owning more than 5% of the Company’s Ordinary Shares.

Name of Related Party	Relationship to the Company
Dr. Chi Sing Chiu	The controlling shareholder and chairman of the board of director of the Company

Ms. Woon Bing Yeung	A shareholder of the Company and spouse of Dr. Chi Sing Chiu

Dongguan Concord Internet of Things Seienct Technology.Ltd (“Dongguan Concord Internet”)*	An entity once controlled by Dr. Chi Sing Chiu

*	Dongguan Concord Internet was deregistered on September 8, 2023.

Collection of loan to a related party consisted of the following:

		For the years ended March 31,
Name	Related party relationship	2025	2024	2023
Dr. Chi Sing Chiu	Chairman of the Board and controlling shareholder of the Company	$-	$-	$430,121

Refund from a related party consisted of the following:

		For the years ended March 31,
Name	Related party relationship	2025	2024	2023
Dongguan Concord Internet	An entity once controlled by Dr. Chi Sing Chiu	$-	$-	$48,164

Repayment of loan from a related party consisted of the following:

		For the years ended March 31,
Name	Related party relationship	2025	2024	2023
Ms. Woon Bing Yeung	A shareholder of the Company and spouse of Dr. Chi Sing Chiu	$-	$-	$215,388